Lease (Tables)	3 Months Ended
Mar. 31, 2024
Lease
Schedule of supplemental balance sheet

	As of	As of
	December 31,	March 31,
	2023	2024
	RMB	RMB
Assets
Operating lease right-of-use assets	1,712,580	1,662,001
Liabilities
Current
Operating lease liabilities	295,721	316,113
Non-current
Operating lease liabilities	1,583,178	1,524,968
Total lease liabilities	1,878,899	1,841,081

Summary of lease cost

	For the three months ended March 31,
	2023	2024	Account Classification
	RMB	RMB
Operating lease cost	91,599	90,573	Hotel operating costs, Retail costs, Other operating costs, General and administrative expenses
Variable lease cost	(4,743)	—	Hotel operating costs, Retail costs
Sublease income	(3,188)	(3,890)	Net revenues-Others
Total lease cost	83,668	86,683

Schedule of supplemental cash flow information

	For the three months ended March 31,
	2023	2024
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	86,435	87,595
Right-of-use assets obtained in exchange for lease liabilities	—	16,654

Schedule of lease term and discount rate

	As of December 31,	As of March 31,
	2023	2024
Lease term and Discount Rate
Weighted-average remaining lease term (years)
Operating leases	7.42	7.23
Weighted-average discount rate
Operating leases	4.36%	4.36%

Summary of future lease payments and lease liabilities

Total
RMB
Nine months ending December 31, 2024	302,281
2025	319,304
2026	283,055
2027	273,731
2028	271,791
Thereafter	695,348
Total undiscounted lease payment	2,145,510
Less: imputed interest	(304,429)
Present value of lease liabilities	1,841,081